Fair Value Disclosures - Financial Instruments Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and securities segregated and on deposit for regulatory purposes or deposited with clearing and depository organizations	$ 796,797	$ 707,960
US Treasury securities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and securities segregated and on deposit for regulatory purposes or deposited with clearing and depository organizations	$ 35,000	$ 34,800